CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

On or about May 3, 2021, we entered into four (4) Securities Purchase Agreements (the “2021 SPA’s”), under which we agreed to sell convertible promissory notes (the “2021 Notes”), in an aggregate principal amount of $2,165,000 with 6% interest.

At any time after the issue date of the Notes, the Holders of the Notes, (the “2021 Holders”), have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the 2021 Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) 85% of the closing price of Any Qualified Financing, which consists of any fundraising whereby the Company receives gross proceeds of not less than $500,000. As at September 30, 2024, there is only one note remaining.

If the 2021 Notes are converted prior to us paying off such note, it would lead to substantial dilution to our shareholders as a result of the conversion discounted applicable to the 2021 Notes. There can be no assurance that there will be any funds available to pay of the 2021 Notes. If we fail to obtain such additional financing on a timely basis, the 2021 Holders may convert the 2021 Notes and sell the underlying shares, which may result in significant dilution to shareholders due to the conversion discount, as well as a significant decrease in our stock price.

On May 5, 2023, three (3) of the Notes were renegotiated; the interest was set to 10%, a prepayment of 120% was included, and the remaining note was extended until April 30, 2024. The conversion price was adjusted to the lower of (i) a fixed price of $0.13, or (ii) if the VWAP at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.

On May 1, 2024, the 2021 Note was extended until December 1, 2024, in exchange for a $105,000 debt discount, and the conversion price was adjusted to the lower of (i) a fixed price of $0.08, or (ii) if the VWAP at the date of conversion is below $0.08, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.

For the Notes issued the Company claims an exemption from the registration requirements of the Securities Act of 1933 (the “Securities Act”) for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act. The Common Stock underlying the Note(s), when issued, bear a restrictive legend and are currently eligible for resale under Rule 144.

At September 30, 2024, and December 31, 2023, the outstanding convertible notes were as follows:

Name		Principal due	Debt discount	Accrued interest	Total amount due
		December 31, 2023
Private Placement, 2021 Note	a	$900,000	$—	$63,814	$963,814
2021 Note issued in exchange for prior Notes	b	1,000,000	—	159,945	1,159,945
		$1,900,000	$—	$223,759	$2,123,759

September 30, 2024
Private Placement, 2021 Note	c	$805,000	$(50,000)	$123,352	$878,352

a	Net cash received from these notes was $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). In the first nine months of 2024, a total of $200,000 was converted into 1,675,849 shares of Common Stock.

b	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party. In the first nine months of 2024, a total of $1,163,562 (whereof $163,562 in interest) was converted into 8,950,474 shares of Common Stock.

c	On May 1, 2024, the 2021 Note with an interest of 10% was extended for seven months, or until December 1, 2024, in exchange for (i) reduction of conversion price to $0.08, and (ii) a debt discount of $105,000. At September 30, 2024, $50,000 of the debt discount remains to be amortized.

Private Placement, 2024

On March 15, 2024, we entered into a Security Purchase Agreement (the “2024 SPA”), with an accredited investor, under which we agreed to sell a Note, in a principal amount of $61,500 with 8% interest (the “2024 Note”) to the holders of the 2024 Note (the “2024 Holder”).

At any time after the issue date of the 2024 Note, the 2024 Holder has the option to convert any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Note into shares of our Common Stock at the Conversion Price. The “Conversion Price” is set to $0.13 per share.

On April 15, 2024, the entire outstanding balance of principal and interest owed on the 2024 Note was converted into 479,192 shares of Common Stock. The interest owed pursuant to the note was $795.

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Private Placement, 2021 Notes currently outstanding

Around May 3, 2021, we entered into four (4) Securities Purchase Agreements (the “2021 SPA’s”), under which we agreed to sell convertible promissory notes (the “2021 Notes”), in an aggregate principal amount of $2,165,000 with 6% interest.

At any time after the issue date of the Notes, the Holders of the Notes, (the “2021 Holders”), have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the 2021 Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) if the market price at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the price difference.

If the 2021 Notes are converted prior to us paying off such note, it would lead to substantial dilution to our shareholders as a result of the conversion discounted applicable to the 2021 Notes. There can be no assurance that there will be any funds available to pay of the 2021 Notes. If we fail to obtain such additional financing on a timely basis, the 2021 Holders may convert the 2021 Notes and sell the underlying shares, which may result in significant dilution to shareholders due to the conversion discount, as well as a significant decrease in our stock price.

On May 5, 2023, three (3) of the Notes were renegotiated; the interest was set to 10%, a prepayment at 120% was included and the Notes extended until April 30, 2024.

At December 31, 2023 and 2022, the outstanding convertible notes were as follows:

Name		Principal due	Accrued interest	Total amount due
		December 31, 2022
Notes sold in exchange for cash	(1)	$1,165,000	$34,471	$1,199,471
Note issued in exchange for defaulted Old Notes	(2)	1,000,000	100,110	1,100,110
		$2,165,000	$134,581	$2,299,581

		December 31, 2023
Notes sold in exchange for cash	(3)	$900,000	$63,814	$963,814
Note issued in exchange for defaulted Old Notes		1,000,000	159,945	1,159,945
		$1,900,000	$223,759	$2,123,759

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party.
(3)	During 2023 a total of $316,588 (whereof $51,588 in interest) was converted into 2,435,291 shares of Common Stock.

Private Placement, 2022 Notes converted into Common Stock

In January, 2022, we entered into thirty-four (34) Securities Purchase Agreements (the “2022 SPA’s”), with accredited investors, under which we agreed to sell the Notes, in an aggregate principal amount of $1,467,000 with 6% interest (the “2022 Notes”) to the holders of the 2022 Notes (the “2022 Holders”).

At any time after the issue date of the 2022 Notes the 2022 Holders have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” is set to $0.25 per share.

The 2022 Holders are limited to holding a total of 4.99% of our issued and outstanding Common Stock at any one time. The Common Stock underlying the 2022 Notes, when issued, bear a restrictive legend and are currently eligible for resale under Rule 144.

The notes principal and accrued interest were fully converted into 6,081,484 shares of Common Stock on August 31, 2022.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).